Statements of Cash Flows - Summary of Changes in Liabilities Arising From Financing Activities (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Cash Flow Statement [Abstract]
Beginning of the year	₩ 5,900	₩ 4,994
Cash flows used in financing activities – Payment of lease liabilities	(3,648)	(2,893)
Cash flows from operating activities – Interest paid	(111)	(186)	₩ (277)
Non-cash transactions
Acquisitions – leases	6,055	3,784
Interest expense relating to lease liabilities (included in finance cost)	111	186
Early termination of leases	0	(14)
Translation difference	423	29
Ending of the year	₩ 8,730	₩ 5,900	₩ 4,994